Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Impairment on Allowance for Loan Losses, by Class of Loans

The following table summarizes the primary segments of the ALL, segregated into the amount for loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013 (in thousands):

2014	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$260	$1,315	$263	$27	$1,865
Charge-offs	(5)	(36)	-	(16)	(57)
Recoveries	-	-	-	5	5
Provision	26	(25)	-	(1)	-

Ending Balance	$281	$1,254	$263	$15	$1,813

Loans individually evaluated for impairment	$39	$78	$9	$1	$127
Loans collectively evaluated for impairment	242	1,176	254	14	1,686

Ending Balance	$281	$1,254	$263	$15	$1,813

2013	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$179	$1,762	$193	$47	$2,181
Charge-offs	-	-	-	(12)	(12)
Recoveries	-	84	-	12	96
Provision	81	(531)	70	(20)	(400)

Ending Balance	$260	$1,315	$263	$27	$1,865

Loans individually evaluated for impairment	$32	$136	$-	$-	$168
Loans collectively evaluated for impairment	228	1,179	263	27	1,697

Ending Balance	$260	$1,315	$263	$27	$1,865

Schedule of Loans Which are Individually Evaluated for Impairment, by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013 (in thousands):

2014	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$39	$744	$493	$11	$-	$1,287
Loans collectively evaluated	17,084	46,205	32,029	2,753	(141)	97,930

Ending Balance	$17,123	$46,949	$32,522	$2,764	$(141)	$99,217

2013
Loans individually evaluated	$36	$930	$231	$-	$-	$1,197
Loans collectively evaluated	16,689	43,177	29,016	3,456	(133)	92,205

Ending Balance	$16,725	$44,107	$29,247	$3,456	$(133)	$93,402